Summary of Significant Accounting Policies (Consolidation) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jan. 31, 2010
Consolidated Entities [Line Items]
Equity method investment, ownership percentage	50.00%
Assets	$ 4,350,900	$ 4,422,384
Borgata
Consolidated Entities [Line Items]
Assets			$ 1,318,155
MGM
Consolidated Entities [Line Items]
Equity method investment, ownership percentage				50.00%